Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2018
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Financial Assets Pledged as Collateral

NOTE 13. FINANCIAL ASSETS PLEDGED AS COLLATERAL

“Financial Assets Pledged as Collateral” valued according to their underlying asset for the fiscal years under analysis break down as follows:

	12.31.18	12.31.17	01.01.17
Deposits as Collateral	3,663,499	2,344,791	2,778,032
Special Escrow Accounts at the Argentine Central Bank	5,188,169	5,329,804	4,285,315
Forward Purchases of Monetary Regulation Instruments	53,736	1,660,746	3,032,246
Others	1,912,088	11,447	—

Total	10,817,492	9,346,788	10,095,593

Restricted assets are detailed in Note 54.2.